Financial expenses (Tables)	12 Months Ended
Dec. 31, 2020
Financial expenses
Schedule of financial expenses

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DKK thousand	2020	2019	2018
Interest expenses from liabilities at amortized costs	2,895	3,205	15,080
Amortization of financing costs	0	0	18,347
Fair value adjustments of marketable securities, cf. note 21	2,103	0	1,389
Loss on sale of marketable securities, cf. note 21	0	0	881
Other financial expenses	4,829	185	1,625
Exchange rate adjustments	39,487	0	0
Total financial expenses	49,314	3,390	37,322